Property, plant and equipment - Narrative (Details) $ in Thousands	3 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 33,912
Depreciation, right-of-use assets	97
Additions	185,901
Disposals, property, plant and equipment	24,553
Gain on warranty	920	$ 0
Mining hardware
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	28,917
Depreciation of disposals	15,330
Additions	59,069
Disposals, property, plant and equipment	$ 24,553
Mining Assets, Bitmain T21 Miners
Disclosure of detailed information about property, plant and equipment [line items]
Hashrate operating capacity of Bitmain miners	1.8
Additions	$ 25,204
Disposals, property, plant and equipment	24,284
Gain on warranty	$ 920